Derivatives - Contract Transactions (Details) MMBTU in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2018 $ / bbl $ / MMBtu MBbls	Sep. 30, 2018 $ / bbl MBbls	Jun. 30, 2018 $ / bbl MBbls	Mar. 31, 2018 $ / bbl MBbls	Dec. 31, 2020 MMBTU $ / bbl $ / MMBtu MBbls	Dec. 31, 2019 MMBTU $ / bbl $ / MMBtu MBbls	Dec. 31, 2018 MMBTU $ / bbl $ / MMBtu MBbls
Sold Oil Calls
Derivative [Line Items]
Hedged volume (MBbls) | MBbls		225,000	225,000	225,000
Weighted-average price ($/Bbl) | $ / bbl		55.00	55.00	55.00
Fixed Price Swaps (NYMEX WTI)
Derivative [Line Items]
Hedged volume (MBbls) | MBbls		1,214,000	1,474,000	1,458,000
Weighted-average price ($/Bbl) | $ / bbl		52.04	53.43	53.43
ICE Brent-NYMEX WTI basic
Derivative [Line Items]
Hedged volume (MBbls) | MBbls		368,000	364,000	360,000
Weighted average price ($/Bbl) | $ / bbl		1.21	1.21	1.21
Scenario, Forecast
Derivative [Line Items]
Volume of hedged crude oil production (Mbbl) | MBbls	12.8				1.2	16.5	12.8
Price per barrel of hedged crude oil (in dollars per barrel) | $ / bbl	75				65	70	75
Scenario, Forecast | Sold Oil Calls
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	225,000				390,000	840,000
Weighted-average price ($/Bbl) | $ / bbl	55.00				60.00	57.32	55.00
Scenario, Forecast | Sold Oil Calls
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	124,000				0	0
Weighted-average price ($/Bbl) | $ / bbl	80.00				0.00	0.00	80.00
Scenario, Forecast | Fixed Price Swaps (NYMEX WTI)
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	1,214,000				0	4,197,000
Weighted-average price ($/Bbl) | $ / bbl	52.04				0.00	52.05	52.04
Scenario, Forecast | Purchased Put Options (ICE Brent)
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	0				455,000	3,385,000
Weighted-average price ($/Bbl) | $ / bbl	0.00				65.00	65.00	0.00
Scenario, Forecast | Fixed Price Swaps (ICE Brent)
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	1,058,000				0	2,640,000
Weighted-average price ($/Bbl) | $ / bbl	74.82				0.00	75.40	74.82
Scenario, Forecast | ICE Brent-NYMEX WTI basis swaps
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	92,000				0	182,500
Weighted average price ($/Bbl) | $ / bbl	1.29				0.00	1.29	1.29
Scenario, Forecast | Fixed Price Gas Swaps (Kern, Delivered)
Derivative [Line Items]
Weighted average price ($/Bbl) | $ / MMBtu	2.65				0.00	2.65	2.65
Hedged volume (MMBtu) | MMBTU					0	4,560	1,380
Scenario, Forecast | ICE Brent-NYMEX WTI basic
Derivative [Line Items]
Hedged volume (MBbls) | MBbls	368,000				0	1,095,000
Weighted average price ($/Bbl) | $ / bbl	1.21				0.00	1.17	1.21